Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

NOTE 2 – NATURE OF BUSINESS

The Company was incorporated under the laws of the state of Delaware on November 29, 2011, under the name Quatra-Rad, Inc. and amended its Certificate of Incorporation on February 29, 2012 to change its name to Quarta-Rad, Inc. On July 2, 2012, the Company amended and restated its Certificate of Incorporation to increase its authorized shares of common stock to 50,000,000, $0.0001 par value from 1,500, no par value and effected a 10,000 to 1 forward split. The Company is developing a business plan to distribute detection devices, including but not limited to Geiger counters, to homeowners and interested customers in North America. The Company intends to target homebuilders and home renovation contractors.

NOTE 1 – NATURE OF BUSINESS

The Company was incorporated under the laws of the state of Delaware on November 29, 2011, under the name Quatra-Rad, Inc. and amended its Certificate of Incorporation on February 29, 2012 to change its name to Quarta-Rad, Inc. On July 2, 2012, the Company amended and restated its Certificate of Incorporation to increase its authorized shares of common stock to 50,000,000, $0.0001 par value from 1,500, no par value and effected a 10,000 to 1 forward split. The Company is developing a business plan to distribute detection devices, including but not limited to Geiger counters, to homeowners and interested customers in North America. The Company intends to target homebuilders and home renovation contractors.